Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

17          Leases

(a)	Amounts recognized in the balance sheet

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Right‑of‑use assets (Note 12)
— Properties	181,997	120,941

Lease liabilities (Note 27)
— Non current	87,800	48,115
— Current	101,889	86,104
	189,689	134,219

Additions to the right‑of‑use assets during the years ended December 31, 2019 and 2020 were RMB60,418,000  and RMB38,646,000 respectively.

The weighted average lessee's incremental borrowing rate applied to the lease liabilities on December 31, 2019 and 2020 was 4.84% and 4.84% respectively.

(b)	Amounts recognized in the statement of profit or loss

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Depreciation charge of right‑of‑use assets	76,958	86,688	97,924
Interest expenses (included in finance cost)	10,175	10,785	7,736
	87,133	97,473	105,660

The total cash outflow for leases in 2018,2019 and 2020 were RMB83,727,000,  RMB76,895,000 and RMB101,807,000, respectively.

Expenses recognized in relation to short‑term leases for the years ended December 31, 2018, 2019 and 2020 amounted to RMB11,000, RMB947,000, and RMB810,000, respectively.